N-2 - USD ($)				12 Months Ended
		Jul. 28, 2025	May 31, 2025	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015	[9]
Cover [Abstract]
Entity Central Index Key		0001606789
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-281064
Investment Company Act File Number		811-22963
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		27
Entity Registrant Name		iDIRECT PRIVATE MARKETS FUND
Entity Address, Address Line One		60 East 42nd Street
Entity Address, Address Line Two		26th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10165
City Area Code		646
Local Phone Number		214-7277
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Jul. 29, 2025
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class I
TRANSACTION FEES
Maximum sales load (percentage of purchase amount)(1)	3.50%	None
Maximum repurchase fee(2)	2.00%	2.00%

(1)	Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor and/or a Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”

(2)	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases and Transfer of Shares.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets)
Management Fee	0.90%	0.90%
Acquired Fund Fees and Expenses(3)	0.91%	0.91%
Interest Payments on Borrowed Funds(4)	0.09%	0.09%
Other Expenses(5)	0.48%	0.48%
Distribution and Servicing Fee	0.60%	-
Total Annual Fund Expenses	2.98%	2.38%

(3)
Represents estimated management fees and operating expenses of the Investment Interests in which the Fund has invested. The primary investments and secondary investments in which the Fund has invested generally charge annual management fees of 1.50% to 2.00% during the investment period (followed by a % on net invested capital subsequent to the investment period) and carried interest of 20-30% of net profits. Direct Access Investments in which the Fund has invested generally charge annual management fees (based on capital account balances) and carried interest that are at or below the comparable percentage levels associated with most primary investments and secondary investments. In a given period, the management fees charged by the Investment Interests may be reduced in part by amounts received by the Investment Interests’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. The 0.91% shown as “Acquired Fund Fees and Expenses” reflects management fees (after reductions) and operating expenses (e.g., administrative , professional, and other) of the Investment Interests, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Interests The most recent audited financial statements of the Investment Interests held by the Fund as of March 31, 2025 were the basis for the “Acquired Fund Fees and Expenses.”

(4)	These expenses represent interest payments the Fund incurred in connection with its credit facility during the prior fiscal year. See “Investment Program — Leverage.”

(5)	Other Expenses are estimated for the Fund’s current fiscal year and include the expenses associated with the DRIP.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE:

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

Class A

1 year	3 years	5 years	10 years
$64	$124	$186	$353

Class I

1 year	3 years	5 years	10 years
$24	$74	$127	$272

The examples should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example.

Purpose of Fee Table , Note [Text Block]		The following table illustrates the fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of the Fund’s net assets
Other Expenses, Note [Text Block]		Other Expenses are estimated for the Fund’s current fiscal year and include the expenses associated with the DRIP.
Acquired Fund Fees and Expenses, Note [Text Block]
Represents estimated management fees and operating expenses of the Investment Interests in which the Fund has invested. The primary investments and secondary investments in which the Fund has invested generally charge annual management fees of 1.50% to 2.00% during the investment period (followed by a % on net invested capital subsequent to the investment period) and carried interest of 20-30% of net profits. Direct Access Investments in which the Fund has invested generally charge annual management fees (based on capital account balances) and carried interest that are at or below the comparable percentage levels associated with most primary investments and secondary investments. In a given period, the management fees charged by the Investment Interests may be reduced in part by amounts received by the Investment Interests’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. The 0.91% shown as “Acquired Fund Fees and Expenses” reflects management fees (after reductions) and operating expenses (e.g., administrative , professional, and other) of the Investment Interests, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Interests The most recent audited financial statements of the Investment Interests held by the Fund as of March 31, 2025 were the basis for the “Acquired Fund Fees and Expenses.”

Acquired Fund Fees Estimated, Note [Text Block]		Represents estimated management fees and operating expenses of the Investment Interests in which the Fund has invested.
Acquired Fund Incentive Allocation, Note [Text Block]		The primary investments and secondary investments in which the Fund has invested generally charge annual management fees of 1.50% to 2.00% during the investment period (followed by a % on net invested capital subsequent to the investment period) and carried interest of 20-30% of net profits.
Incentive Allocation Minimum [Percent]		1.50%
Incentive Allocation Maximum [Percent]		2.00%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective is fundamental and may only be changed by the affirmative vote of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund.

The Fund intends to allocate at least 80% of its assets to private equity investment interests of any type (“Investment Interests”). The Fund allocates substantially all of its assets to Investment Interests sponsored or managed by Kohlberg Kravis Roberts & Co. L.P. or an affiliate (collectively, “KKR”), Vista Equity Partners Management, LLC or an affiliate (collectively, “Vista”), or Warburg Pincus LLC or an affiliate (collectively, “Warburg Pincus” and with KKR and Vista, the “Core Independent Managers”). The Fund continues to transition its portfolio such that upon conclusion of this transition period, the Fund intends to (i) allocate approximately one-third of the value of its Investment Interests to each Core Independent Manager and (ii) invest approximately 10% of its total assets in more liquid securities for cash management purposes. The Fund may at any time determine not to allocate its assets to the Core Independent Managers and, instead, may determine to allocate its assets to Investment Interests not sponsored, advised by, or otherwise linked to, a Core Independent Manager and to mandates and asset classes not representative of private equity.

Following the transition period, the Fund intends to invest approximately 90% of its total assets in direct access investments (“Direct Access Investments”) through or alongside private equity funds sponsored or managed by the Core Independent Managers. Direct Access Investments are sourced from arrangements in which the Fund has the opportunity to invest in a Core Independent Manager’s buyout and growth equity investments globally on a deal-by-deal basis.

iCapital Registered Fund Adviser LLC, the Fund’s investment adviser (“iCapital RF Adviser” or the “Adviser”) believes that the Fund’s investment program will offer exposure to private equity investments for “accredited investors” who have not previously had access to Investment Interests managed by top-tier private equity firms such as the Core Independent Managers. The Adviser will allocate to Investment Interests that focus on buyout and growth equity investment styles across multiple geographic regions including North America, Asia and Europe. The investment program’s use of Direct Access Investments is intended to allow the Fund to achieve broader investment exposure and more efficient capital deployment than would be provided by investing in primaries. The Fund’s structure is intended to alleviate or mitigate a number of the investor burdens typically associated with private equity fund investing, such as funding capital calls on short notice, reinvesting distribution proceeds, meeting high investment minimums and receiving tax reporting on potentially delayed Schedule K-1s.

The combination of KKR, Vista, and Warburg Pincus is intended to deliver complementary global exposure across buyout and growth equity. The Core Independent Managers invest in companies of varying sizes up to $5+ billion on a global basis, diversified across the business services, consumer, financial services, healthcare, industrials, and technology—particularly software—industries or sectors, among others. Together, the Core Independent Managers boast 129 years of experience with over 1,330 dedicated investment professionals based in 47 offices globally.

KKR is a leading global investment firm that manages investments across multiple styles including buyouts, growth equity, energy, infrastructure, real estate, credit and hedge funds. KKR aims to generate attractive investment returns by following a patient and disciplined investment approach, employing world-class people, and driving growth and value creation at the asset level. KKR invests its own proprietary capital alongside the capital of its fund investors and brings opportunities to others through its capital markets business. KKR had approximately 2,860 employees as of March 31, 2025. KKR has 700 investment professionals and 270 private and growth equity professionals as of March 31, 2025. KKR conducts its business through offices around the world and across multiple countries and continents. Its geographic breadth provides KKR with a pre-eminent global platform for sourcing transactions, raising capital, and carrying out capital markets activities. KKR’s business offers a broad range of investment management services and provides capital markets services to the firm, its portfolio companies and third parties. Throughout its history, KKR has consistently been a leader in the private equity industry, having completed more than 780 private equity investments in portfolio companies with a total transaction value in excess of $800 billion.

Vista was formed in 2000 to pursue buyout transactions of enterprise software businesses and technology-enabled solutions companies. Since its founding, Vista has expanded both its personnel and product offerings. As of March 31, 2025, Vista, together with Vista Consulting Group (“VCG”), has over 700 employees, including over 195 investment professionals and over 100 VCG professionals. Vista manages a series of private equity funds pursuing buyout and strategic growth equity investments, a permanent capital fund that principally invests in operationally mature enterprise software businesses, credit funds which generally invest in the credit of enterprise software, data and technology-enabled companies and public equity market funds primarily focused on publicly traded securities, derivatives and similar instruments. In each case, these funds are generally focused on leveraging Vista’s substantial knowledge, experience and intellectual capital in the enterprise software, data and technology-enabled solutions business sectors.  Throughout its 25-year history, Vista has cumulated over $100 billion in AUM (as of March 31, 2025). Globally, Vista is one of the largest and most active investment firms dedicated to investing in the enterprise software, data and technology-enabled solutions sector.

Warburg Pincus was founded in 1966, raised its first fund in 1971 and has become one of the world’s largest global growth investment firms. Since inception, the firm’s goal has been to create scaled, durable, thriving businesses by making long-term investments, and its active portfolio companies are diversified by industry sector, geography and stage. The foundation of the firm’s investment strategy has always been identifying talented entrepreneurs and management teams aligned with investment team’s specific theses. These theses result from the firm’s focus on deepening its knowledge and experience through industry sector specialization. Warburg Pincus’ core industry sectors are Business Services, Energy Transition & Sustainability, Financial Services, Healthcare, Industrials, Technology and Real Estate. As of March 31, 2025, the firm has backed more than 1,000 portfolio companies, deploying more than $120 billion in capital. Warburg Pincus has grown to more than 800 professionals, including over 110 Managing Directors and more than 330 other investment professionals who help manage the large scale of the firm, totaling more than $80 billion of assets under management.

The Core Independent Managers are not sponsors, promoters, advisers or affiliates of the Fund. Past performance of Investment Interests sponsored or managed by the Core Independent Managers is not indicative of future results of those Investment Interests.

Investment Philosophy

The Adviser believes that the Fund’s strategy creates an opportunity for accredited investors to practicably gain exposure to an otherwise difficult-to-access asset class that may earn attractive risk-adjusted returns. Specifically, by investing in the Fund, Shareholders gain access to the Core Independent Managers pursuant to the Direct Access Arrangement, as well as other private equity managers pursuant to legacy investments made by the Fund prior to implementing the Direct Access Arrangement (collectively, “Investment Managers”), whose services are generally not available to the investing public, or who may otherwise restrict the number and type of persons whose money will be managed. Investing in the Fund also permits Shareholders to invest in Investment Interests without being subject to the high minimum investment requirements typically charged by such Investment Interests. Investing through various Investment Managers that employ different styles may reduce the volatility inherent in a co-investment by the Fund with a single Investment Manager.

By investing in Investment Interests sponsored or managed by the Core Independent Managers, the Fund seeks to benefit from the (i) strong performance track record of each of the Core Independent Managers and (ii) investment expertise, quality of risk management systems, valuation protocols, operational programs, personnel, accounting and valuation practices and compliance programs that may be associated with a successful global financial services firm with significant resources, in contrast to a strategy of allocating assets among different funds managed by various unaffiliated investment advisers which could have highly variable levels of experience, resources and expertise. The Adviser believes that, by focusing on the Core Independent Managers, the Fund will benefit from the Adviser’s ability to concentrate the Fund’s investment process on the investment opportunities and strengths offered, and the risks presented, by the Core Independent Managers.

Investment Strategies

The principal elements of the Adviser’s investment strategies include: (i) allocating the assets of the Fund to the Core Independent Managers’ private equity Investment Interests; (ii) seeking to manage the Fund’s invested level and liquidity; (iii) seeking to secure access to other Investment Interests that the Adviser believes offer attractive value; and (iv) seeking to manage risk through ongoing monitoring of the Fund’s portfolio.

Asset Allocation. The Adviser employs an asset allocation strategy that seeks to exploit the diversification of the Fund’s investments across styles, geographic regions and lifecycles primarily through Direct Access Investments, and to a lesser extent syndicated co-investments and secondaries, and to a lesser and declining extent going forward, primary investments. The Fund continues to transition its portfolio such that upon conclusion of this transition period, the Fund intends to (i) allocate approximately one-third of the value of its Investment Interests to each Core Independent Manager and (ii) invest approximately 10% of its total assets in more liquid securities for cash management purposes. The Fund may at any time determine not to allocate its assets to the Core Independent Managers and, instead, may determine to allocate its assets to Investment Interests not sponsored, advised by, or otherwise linked to, a Core Independent Manager and to mandates and asset classes not representative of private equity.

Access. The Fund will provide Shareholders with access to Investment Interests that are generally unavailable to the investing public due to resource requirements and high investment minimums. Each of the Core Independent Managers has agreed to provide information to the Fund of the type and scope (and with the same frequency) that each Core Independent Manager customarily provides to their large institutional investors, as well as to provide certain marketing and relationship management support services to the Adviser.

Deployment Strategy. The Adviser intends to deploy the Fund’s assets in such a manner so as to minimize the “cash drag” on the Fund’s returns as compared to its invested capital. Cash drag refers to the opportunity cost of a fund holding a portion of its assets in cash and cash equivalents to meet unfunded obligations, take advantage of future investment opportunities, or provide potential liquidity to shareholders. The Adviser intends to manage the Fund’s deployment strategy with a view towards balancing liquidity while maintaining a high invested level. The Fund will retain cash and cash equivalents, or have credit available via a credit facility (as discussed below), in sufficient amounts to satisfy capital calls from Investment Interests.

The deployment strategy will aim to keep the Fund substantially invested and to minimize cash drag where possible by allocating assets based on anticipated future distributions from existing underlying investments made prior to the implementation of the Direct Access Arrangement. The deployment strategy will also take into account anticipated Fund-level cash flows, such as those relating to new subscriptions, the tender of Shares by Shareholders, and any distributions made to Shareholders that are not reinvested. To forecast underlying cash flows, the Adviser will utilize a proprietary model that incorporates historical data, actual observations, insights from the Core Independent Managers and projections made by the Adviser.

Risk Management. The long-term nature of private equity investments requires ongoing risk management. The Adviser will seek to maintain close contact with the Core Independent Managers and to monitor the performance of Investment Interests and underlying investments that are material positions in the Fund. In particular, the Adviser will seek to: track operating information and other pertinent details; participate in periodic conference calls with Core Independent Managers and onsite visits where appropriate; review audited and unaudited reports; and monitor turnover in senior personnel of the Core Independent Managers and changes in policies.

The Adviser will seek to use a range of techniques to reduce the risk associated with the deployment strategy. These techniques may include, without limitation:

●	Diversifying investments across styles, geographic regions and lifecycles;

●	Actively managing cash and liquid assets;

●	Seeking to establish credit lines to provide additional liquidity, consistent with the limitations and requirements of the 1940 Act; and

●	Modeling and actively monitoring both Fund-level and underlying cash flows.

To enhance the Fund’s liquidity, particularly in times of possible net outflows through the tender of Shares by Shareholders, the Adviser may from time to time (i) seek the consent of one or more Investment Managers to sell certain of the Fund’s Investment Interests or (ii) sell other Fund assets. There is no guarantee of a market for the sale of such assets or which may have to be sold in times of market stress causing a material loss. The Fund is expected to hold liquid assets to the extent required for purposes of liquidity management. The liquid assets are intended to provide an investment return in order to mitigate “cash drag” while supporting the Fund’s investment activities and potential tender of Fund shares. Liquid assets may include both fixed income and equities as well as public and private vehicles that derive their investment returns from fixed income and equity securities. Following the transition of the Fund’s portfolio such that substantially all of its assets will be allocated to the three Core Independent Managers, the Fund intends to invest approximately 10% of its total assets in more liquid securities for cash management purposes.

Each underlying Investment Interest is, or will be, managed by an Investment Manager under the direction of their portfolio managers or investment teams. Investment Interests may be domiciled in U.S. or non-U.S. jurisdictions and may be held within broader private investment vehicles.

Private equity generally refers to privately negotiated investments made in non-public companies. Private equity firms typically seek to invest in quality operating companies at attractive valuations and use strategic and operational expertise to enhance value and improve performance.

Buyouts usually focus on acquiring controlling equity interests in small-, mid- or large-capitalization companies, which are cash positive; such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions, particularly in the large-cap segment. Growth equity typically involves investments in established companies with strong growth characteristics and relatively low levels of financial leverage. Companies typically raise growth equity to accelerate organic initiatives and to execute add-on acquisitions.

Types of Investment Interests in which the Fund will invest pursuant to the Direct Access Arrangement:

Direct Access Investments are sourced from arrangements in which the Fund has the opportunity to invest in a Core Independent Manager’s buyout and growth equity investments globally on a deal-by-deal basis. These arrangements will permit the Fund to make, directly or indirectly, certain private equity investments through or alongside private equity funds sponsored or managed by the Core Independent Managers. The Adviser will have discretion over the selection and sizing (subject to an investment cap and certain minimum investment thresholds) of each Direct Access Investment. Once offered, a Core Independent Manager will have no role in approving the Fund’s participation in any specific Direct Access Investment.

Types of Investment Interests, in addition to co-investments, in which the Fund previously invested prior to implementing the Direct Access Arrangement:

Secondary Investments, or “secondaries”, which represent interests in operating companies or funds managed by private equity firms. Secondaries provide buyers with the opportunity to deploy capital more quickly than through primaries, which can potentially reduce the impact of cash drag on the Fund. Broadly speaking, the secondary market can be bifurcated into GP-led and LP-led secondary investments.

The GP-led segment has been experiencing rapid growth. Well-established, blue-chip private equity firms are increasingly utilizing the secondary market to hold onto attractive assets longer, while also offering liquidity to existing investors in a timely manner. This development is providing private equity firms with an increasingly reliable alternative exit option for their underlying investments, aside from a sale or IPO, that allows continued participation in the value creation of assets that they already know well.

The LP-led segment typically involves an investor selling its interest in a fund(s). The buyers pay a negotiated purchase price and agree to take on any unfunded obligations in exchange for future distributions. If acquired at a discount, such transactions may generate unrealized gains when the Fund calculates its next monthly net asset value. Because LP-led secondary investments typically occur after an existing fund has deployed capital into multiple operating companies, these transactions are viewed as more mature than primary investments with shorter hold periods. There can be no assurance that any or all LP-led secondary investments made by the Fund will exhibit this pattern of investment returns, and the realization of investment gains is dependent upon the performance and disposition of each underlying investment.

The market for secondary investments may be limited, which may affect the Fund’s ability to sell certain of its assets in the secondary market. Secondary investments may be heavily negotiated and may incur additional transactions costs for the Fund.

Primary Investments or “primaries”, which represent interests in new funds being raised by an Investment Manager. A primary investment is made during the fundraising period in the form of a capital commitment, which is then periodically called by the fund to finance underlying investments in operating companies during a predefined period. A fund’s capital account will typically exhibit a “J curve,” undergoing a modest decline in the early portion of its lifecycle as expenses outweigh investment gains, with the trend typically reversing in the later portion of its lifecycle as underlying investments mature and are eventually realized. There can be no assurance that a primary investment made by the Fund will exhibit this pattern of investment returns and the realization of investment gains is dependent upon the performance and disposition of each underlying investment. A primary investment typically has a period before full liquidation from ten to twelve years, while underlying investments generally have a period from three to seven years.

Portfolio Allocation

In allocating the Fund’s capital, the Adviser will attempt to benefit from the strong performance track record of various Investment Interests, combined with access to new and existing Investment Interests. Generally, the Adviser will seek to invest no more than 25% of the Fund’s capital, measured at the time of investment, in any one Investment Interest.

The Adviser may invest the Fund’s assets in Investment Interests that engage in investment styles other than those described in this Prospectus, and may sell the Fund’s portfolio holdings at any time.

Investment Selection

In the final step of the investment process, the Adviser seeks to invest the Fund’s capital allocated to each segment in the highest quality investments available. Direct Access Investments are sourced through the Core Independent Managers. Potential investments are individually evaluated by the Adviser’s and its affiliates’ investment professionals using its selection process. See “Investment Program—Due Diligence.”

Due Diligence

The Adviser and its investment personnel use a range of resources to identify promising investment opportunities presented to the Fund as part of the Direct Access Arrangement.

The Adviser’s research professionals assess the relative attractiveness of different geographies and styles for private markets investments. This allows the Adviser to identify the areas that it believes will outperform over the next three to five years, the typical investing cycle of a private markets fund. Shorter-term opportunistic allocations will also be utilized to seek to capitalize on near-term market trends. Examples of factors that are considered include the supply of capital available for investments (based on fundraising) compared to the likely supply of investment opportunities; projected growth rates; availability of leverage; long-term industry and geographic-specific trends; regulatory and political conditions; and demographic and technological trends. The portfolio composition that has been developed by the Adviser reflects its assessment of the relative attractiveness of sub-sectors within the context of an appropriately diversified portfolio.

The due diligence process includes a qualitative and quantitative evaluation, and risk reward analysis in the context of the Fund’s objectives and constraints. The due diligence process is led by at least one portfolio manager who is supported by a deal team. When a new Direct Access investment opportunity materializes, the deal team conducts a review of the applicable investment materials, as well as a risk-reward analysis in the context of the Fund’s objectives and constraints. If the deal team decides to recommend an investment opportunity for inclusion in the portfolio, and the portfolio managers believe the opportunity is appropriate for the Fund and well-positioned to outperform on a risk-adjusted basis, sizing determinations are made in respect of such investment.

In selecting Direct Access Investments pursuant to the Direct Access Arrangement, the Adviser will review a number of factors before making an investment decision which often includes: historical financial information and projected results; industry information and the company’s position; business strategy and potential for growth; the capitalization of the company and impact of leverage; analysis of third party business consulting, legal and accounting firms; comparable company valuations; the ability to exit the investment within a reasonable time frame; and previous transactions of similar companies.

During this diligence process, the Adviser may review offering documents, financial statements, regulatory filings and client correspondence, and may conduct interviews with senior personnel of Investment Managers. In particular, the Adviser expects to regularly communicate with each of the Core Independent Managers and other personnel about the investment interests in which the Fund has invested or may invest, or about particular investment styles, categories of private equity, risk management and general market trends. This interaction facilitates ongoing portfolio analysis and may help to address potential issues, such as loss of key team members or proposed changes in constituent documents. It also provides ongoing due diligence feedback, as additional investments, secondary investments and to a lesser and declining extent new primary investments with a particular Investment Manager are considered. The Adviser may also perform background and reference checks on investment personnel.

There can be no assurance that the Fund’s investment program will be successful, that the objectives of the Fund with respect to liquidity management will be achieved or that the Fund’s portfolio design and risk management strategies will be successful.

Prospective investors should refer to the discussion of the risks associated with the investment strategy and structure of the Fund.

Leverage

The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Investment Interests in advance of the Fund’s receipt of redemption proceeds from another Investment Interest).

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached with respect to certain indebtedness.

Investment Interests may also utilize leverage in their investment activities. Borrowings by Investment Funds are not subject to the Asset Coverage Requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Interests and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil. In general, the use of leverage by Investment Interests or the Fund may increase the volatility of the Investment Interests or the Fund. See “Types of Investments and Related Risks — Investment Related Risks — Leverage Utilized by the Fund.”

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

General

The value of the Fund’s total net assets may be expected to fluctuate in response to fluctuations in the value of the Investment Funds in which the Fund invests. Discussed below are the investments generally made by Investment Funds and the principal risks that the Adviser and the Fund believe are associated with those investments. These risks will, in turn, have an effect on the Fund. The Fund does not currently intend to make other types of direct investments, except that, in response to adverse market, economic or political conditions, the Fund may invest temporarily in high quality fixed income securities, money market instruments and affiliated or unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Fund may also make these types of investments pending the investment of assets in Investment Interests or to maintain the liquidity necessary to effect repurchases of Shares. If the Fund invests temporarily in affiliated money market funds, the Adviser will waive a portion of the Management Fee so that Fund shareholders will not pay duplicate fees in respect of such investment. When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.

Investment Related Risks

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Adviser’s selection of Investment Interests, the allocation of offering proceeds thereto and the performance of the Investment Interests. The Investment Interests’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, epidemics, pandemics, governmental responses to epidemics and pandemics, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund or the Investment Interests.

Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, an Investment Interest may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

Leverage Utilized by the Fund. The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Investment Interests up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Investment Interests in advance of the Fund’s receipt of redemption proceeds from another Investment Fund). The Fund has entered into the Credit Agreement for such purposes. See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached with respect to certain indebtedness.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although, following the transition period, the Fund intends to invest approximately 90% of its total assets in Direct Access Investments through or alongside Investment Funds sponsored or managed by the Core Independent Managers. The investments held by private equity funds and Direct Access Investments involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for Investment Funds continues to evolve, and changes in the regulation of Investment Funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of Investment Funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Special Situations and Distressed Investments. The Investment Funds may invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that an Investment Fund will correctly evaluate the value of the assets securing the Investment Fund’s debt investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which an Investment Fund invests, the Investment Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Investment Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Venture Capital. An Investment Fund may invest, and the Fund may co-invest, in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Real Estate Investments. The Fund may be exposed to real estate risk through its allocation to real estate Investment Funds. Real estate Investment Funds are subject to risks associated with the ownership of real estate, including (i) changes in the general economic climate (such as changes in interest rates), (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space), (iii) the quality and philosophy of management, (iv) competition (such as competition based on rental rates), (v) specific features of properties (such as location), (vi) financial condition of tenants, buyers and sellers of properties, (vii) quality of maintenance, insurance and management services, (viii) changes in operating costs, (ix) government regulations (including those governing usage, improvements, zoning and taxes), (x) the availability of financing and (xi) potential liability under environmental and other laws (such as successor liability if investing in existing entities). Certain of these developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect real estate markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for real estate Investment Funds and other real estate-related investments. Some real estate Investment Funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate Investment Funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets. Some Investment Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Sanctions. Certain portfolio companies may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the U.S., the U.K., the E.U., and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian Oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’s economy or military efforts. The ongoing conflict and the evolving measures in response could have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s portfolio companies. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to the Fund and its portfolio companies and operations, and the ability of the Fund to achieve its investment objectives. Similar risks will exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact portfolio companies, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which the portfolio companies rely.

Sector Concentration. An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. An Investment Fund may invest, and the Fund may co-invest, in portfolio companies in the utilities sector, thereby exposing the Investment Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.

Infrastructure Sector. Some Investment Funds may concentrate in the infrastructure sector. Infrastructure companies may be susceptible to reduced investment in public and private infrastructure projects, and a slowdown in new infrastructure projects in developing or developed markets may constrain the abilities of infrastructure companies to grow in global markets. Other developments, such as significant changes in population levels or changes in the urbanization and industrialization of developing countries, may reduce demand for products or services provided by infrastructure companies.

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Mezzanine Investments. An Investment Fund may invest, and the Fund may co-invest, in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Currency Risk. Investment Funds may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s or Investment Fund’s investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value. The Adviser will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Inflation Risk. The Investment Funds may be subject to inflation risk, which is the risk that the real value (i.e., nominal price of the asset adjusted for inflation) of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the real value of the Fund’s assets can decline). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would generally adversely affect the real value of Shareholders’ investment in the Fund. This risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Force Majeure Risk. Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Interests or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Risks Related to Investment Interests

Nature of Portfolio Companies. The Investment Interests will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Co-Investments. The Fund makes direct investments in the equity and/or debt securities of private companies, including through or alongside private equity funds and other private equity firms. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the Investment Managers, including to the extent they serve as the lead investor in the transaction. There can be no assurance that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. The market for co-investment opportunities is competitive and may be limited, and the co-investment opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence is conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund generally relies on the Investment Managers offering such co-investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the co-investment.

Non-U.S. Risk. Certain of the Investment Funds may invest, and the Fund may co-invest, in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Investment Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Valuation of the Fund’s Investment Interests. The valuation of the Fund’s Investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Funds on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. A large percentage of the securities in which the Investment Funds invest will not have a readily ascertainable market price and will be fair valued by the Investment Fund. In this regard, an Investment Fund may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from the Investment Funds regarding their valuations, the Fund’s ability to accurately calculation its net asset value may impaired. As a result, an Investment Fund’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

An Investment Fund’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Valuations Subject to Adjustment. The Adviser determines its month-end net asset value based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Adviser will fair value the holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Adviser will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Illiquidity of Investment Fund Interests. There is no regular market for interest in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interests in an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Indemnification of Investment Funds, Investment Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets.

General Risks of Secondary Investments. The overall performance of the Fund’s legacy secondary investments will depend in large part on the acquisition price paid, which may have been negotiated based on incomplete or imperfect information. Certain secondary investments may have been purchased as a portfolio, and in such cases the Fund may not have been able to carve out from such purchases those investments that the Adviser considered (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquired an Investment Fund interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may have been greater than those relating to primary investments.

Where the Fund acquired an Investment Fund interest as a secondary investment, the Fund may have acquired contingent liabilities associated with such interest. Specifically, where the seller received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Other Registered Investment Companies. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company, except as otherwise permitted by applicable regulations. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Investments in Non-Voting Stock; Inability to Vote. The Fund intends to hold its interests in the Investment Funds in nonvoting form or limit its voting rights to a certain percentage. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Investment Fund securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its Shareholders.

Limited Operating History of Fund Investments. Many of the Investment Funds may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment mandates of such Investment Funds will be limited.

Concentration in KKR Funds. The Fund continues to transition its portfolio such that upon conclusion of this transition period, the Fund intends to (i) allocate approximately one-third of the value of its Investment Interests to each Core Independent Manager and (ii) invest approximately 10% of its total assets in more liquid securities for cash management purposes. During this transition period, the Fund expects to continue to invest a substantial portion of its assets in Investment Interests managed or sponsored by KKR and its affiliates, and therefore during the transition may be less diversified, and more subject to concentration and reputational risk, than other funds of private equity funds.

Concentration of Investments in Software Industries. Certain Investments Funds may be concentrated in the software sector. Concentration in a single industry may involve risks greater than those generally associated with diversified investment funds, including significant fluctuations in returns. Software companies serve virtually every vertical market. The vertical market focus of such companies is a core reason for their stability and longevity, as these businesses offer their customers unique, industry specific capabilities typically not available from general purpose software vendors or new technology startups. The software industry is, however, challenged by various factors, including rapidly changing market conditions and/or participants, new competing products, changing consumer preferences, short product life cycles, services and/or improvements in existing products. The software sector as a whole is highly cyclical. The Core Independent Managers’ portfolio companies will compete in this potentially volatile environment. In addition, certain countries in which Core Independent Managers may invest may have less-developed laws regarding the protection of intellectual property rights. There is no assurance that products or services sold by the portfolio companies will not be rendered obsolete or adversely affected by competing products and services or that the portfolio companies will not be adversely affected by other challenges. Moreover, competition can result in significant downward pressure on pricing. Instability, fluctuation or an overall decline within the software industry will likely not be balanced by investments in other industries not so affected. In the event that the software sector as a whole declines, returns to investors may decrease.

Investing in Emerging Growth Software Companies. While certain of the Investment Funds are expected to invest in upper middle-market and “large cap” companies, the Investment Funds reserve the right to invest in emerging growth software companies. These companies are often characterized by short operating histories, new technologies and products, evolving markets, intense competition and management teams that may have limited experience working together. The products of emerging growth software companies, and of other companies in which the Core Independent Managers may invest, may be unproven at commercial scale. A portfolio company’s ability to succeed will be dependent not only upon its ability to develop the right products for the right market, but to constantly evolve its business to be sure that its products keep pace with changing technologies and markets. Such a portfolio company will need to implement appropriate sales and marketing, inventory, finance, personnel and other operational strategies in order to become and remain successful. In addition, emerging growth companies may be more susceptible to macroeconomic effects and industry downturns, including those resulting from pandemics, acts of terrorism and war.

Competition in the Technology Sector; New Technologies. Many of the areas in which certain Investment Funds and their portfolio companies are expected to participate evolve rapidly with changing and disruptive technologies, shifting user needs, and frequent introductions of new products and services. Competitors of the portfolio companies will range in size from diversified global companies with significant research and development resources to small, specialized firms whose narrower product lines may enable them to be more effective in deploying technical, marketing and/or financial resources. Barriers to entry in the technology industry are low, and technology products can be distributed broadly and quickly at relatively low cost. In addition, the emerging nature and rapid evolution of technology products and services generally require portfolio companies in the technology industry to continually improve the performance, features and reliability of their products and/or services, particularly in response to competitive offerings. There can be no assurance that portfolio companies will be successful in building or acquiring new equipment and other assets, upgrading existing equipment or achieving widespread acceptance of their products and/or services before competitors offer products and services with similar or improved performance, features and reliability. The widespread introduction and/or adoption of new technologies or standards could require substantial expenditures by such portfolio companies to modify or adapt their products or services. To the extent that certain sectors experience rapid and significant technological advancements and introductions of new products and services using new technologies, as a result of technological advancements or new products or services from competitors, portfolio companies may be placed at a competitive disadvantage, and competitive pressure may result in significant downward pressure on pricing and force portfolio companies to implement new technologies at a substantial cost. Such expenditures may negatively affect the profitability of such portfolio companies and, in turn, the Fund’s operating results and performance.

Smaller Capitalization Issuers. Investment Funds may invest in smaller capitalization companies, including micro cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

High Yield Securities and Distressed Securities. Investment Funds may invest in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities or “junk bonds”) and may invest in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by an Investment Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. An Investment Fund’s investments in non-investment grade securities expose it to a substantial degree of credit risk. Non- investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non- investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Certain of the companies in whose securities the Investment Funds may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Investment Fund experiencing greater risks than it would if investing in higher rated instruments.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund has qualified and elected, and intends to qualify in the future, to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Reverse Repurchase Agreements. Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Reverse repurchase transactions are a form of leverage that may also increase the volatility of an Investment Fund’s investment portfolio. The default of a party to a reverse repurchase agreement may increase the liquidity risks of investing in the Fund. Volatility in the markets may result in declining values of the underlying securities to the reverse repurchase agreements. Reverse repurchase agreements are also susceptible to operational risks, such as possible failures in documentation or settlement. Failures in documentation or insufficient authority of the parties to a reverse repurchase agreement may pose risks to the legal enforceability of the agreement.

Other Instruments and Future Developments. An Investment Fund may take advantage of opportunities in the area of swaps, options on various underlying instruments, and certain other customized “synthetic” or derivative instruments, which will be subject to varying degrees of risk. In addition, an Investment Fund may take advantage of opportunities with respect to certain other “synthetic” or derivative instruments which are not presently contemplated, or which are not presently available, but which may be developed and which may be subject to significant degrees of risk.

Dilution. The Fund may accept additional subscriptions for Shares as determined by the Board of Trustees, in its sole discretion.

Additional purchases will dilute the indirect interests of existing Shareholders in the Fund’s investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent investments underperform the prior investments.

OTHER RISKS

Investing in the Fund involves risks other than those associated with investments made by Investment Funds, including those described below:

Substantial Fees and Expenses. A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Investment Funds. By investing in the Investment Funds through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A Shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to an Investment Manager and fees and expenses borne by the Fund as an investor in the Investment Funds). Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, and in certain cases subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust and the 1940 Act, including Rule 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:

●	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder or with the consent of the Fund

●	ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

●	the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

●	the Fund or the Board of Trustees determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Limitations on Transfer; Shares Not Listed; No Market for Class A Shares or Class I Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Agreement and Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Class A Shares or Class I Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Shares and Class I Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Closed-end Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.

Repurchase Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be seven days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date generally will be four days prior to the Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Investments Funds are subject to lengthy lock-up periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to NAV and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, There can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Substantial Repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratios.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to Shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders. In addition, all distributions (including distributions of net capital gain) to Shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to Shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to Shareholders. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “Tax Aspects” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the Shareholders’ investment in the Fund. See “Tax Aspects.”

Change in Tax Laws. Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or an Investment Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.

The impact of new legislation on Shareholders, the Fund, the Investment Funds and the entities through which the Investment Funds invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of the new legislation on an investment in the Fund.

Unitholders should also consider the possibility of changes to tax laws and regulations which may adversely affect the Fund and/or the Fund’s non-U.S. investments, including as a result of the OECD’s Action Plan on Base Erosion and Profit Shifting.

Regulatory Change. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

The rules under the Commodity Exchange Act (“CEA”) require that the Adviser either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the Commodity Futures Trading Commission as a “commodity pool operator” (“CPO”) with respect to the Fund or be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements. The Adviser has elected to claim an exclusion from the definition of CPO with respect to the Fund. If the Adviser and the Fund become subject to CFTC regulation, as well as related National Futures Association rules, the Fund may incur additional compliance and other expenses.

Cyber security risk. As the use of technology has become more prevalent in the course of business, the Fund, like all companies, have become more susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Adviser, the Investment Managers, any subadvisor and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.

While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cybersecurity breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

Laws and Regulations Governing the Internet. The future success of many, if not all, portfolio companies, will depend upon the continued use of the Internet as a primary medium for commerce, communication and business services. Changes in laws and regulations, including recent developments in case law (including for example, the Supreme Court of the United States decision in South Dakota v. Wayfair, Inc., 138 S.Ct. 2080 (2018)) related to the Internet or changes in the infrastructure of the Internet itself may diminish the demand for portfolio companies’ products, including software solutions. U.S. federal, U.S. state or foreign government bodies or agencies have in the past adopted, and may in the future adopt, laws and regulations affecting the use of the Internet as a commercial medium. Portfolio companies may be required to modify their products in compliance with or in response to such changes in laws and regulations. Also, domestic and foreign government bodies and agencies and private organizations may begin to impose taxes, fees or other charges for accessing the Internet or for the commerce conducted via the Internet. Such charges and regimes could limit the growth of Internet-related commerce or communications generally, reduce demand for Internet-based products and business services.

Governmental Export and Import Controls. Companies may be subject to U.S. and other jurisdictions’ export controls for software and for incorporating encryption technology into any customer service platforms enabled through mobile applications. Such products incorporating encryption technology may only be exported with the required export authorizations, including by license, a license exception or other appropriate government authorizations. Also, various countries regulate the import of certain encryption technology, including through import permitting and licensing requirements, and have enacted laws that could limit the ability of companies to offer or distribute their products. Further, U.S. and other jurisdictions’ export control laws and economic sanctions prohibit the shipment of certain products and services to countries, governments and persons targeted by economic sanctions. Such governmental export and import controls could negatively impact the Fund by impairing the abilities of portfolio companies to compete in international markets or subject them to liability for violations, including possible civil and criminal penalties and repercussions.

Proprietary Rights. Many target portfolio companies rely on a combination of patent, copyright, trademark and trade secret protection and non-disclosure agreements to establish and protect proprietary rights. There can be no assurance that a Core Independent Manager or a portfolio company will be able to protect these rights or will have the financial resources to do so, or that competitors will not develop technologies substantially equivalent or superior to a company’s technologies. While piracy adversely affects portfolio company revenue, the impact on revenue from outside the U.S. is significant, particularly in countries where laws are less protective of intellectual property rights. The absence of harmonized patent laws makes it more difficult to ensure consistent respect for patent rights. Reductions in the legal protection for software intellectual property rights could adversely affect portfolio companies.

Third-Party Infringement Claims. The Core Independent Managers (or an affiliate thereof) or a portfolio company may, from time to time, receive notices from others claiming a Core Independent Manager (or an affiliate thereof) or such portfolio company has infringed their intellectual property rights. The number of these claims may grow because of constant technological change in the software industry, increased user-generated content, the extensive patent coverage of existing technologies, and the rapid rate of issuance of new patents. Additionally, portfolio companies may use “open source” software in their products, or may use such software in the future. Such open source software is generally licensed by its authors or other third parties under open source licenses. Licensing authors or third parties may allege that a portfolio company has not complied with the conditions of one or more of these licenses. To resolve these and other intellectual property infringement claims, a Core Independent Manager and/or portfolio companies may enter into royalty and licensing agreements on terms that are less favorable than currently available, stop selling or redesign affected products, or pay damages to satisfy indemnification commitments with customers. These outcomes may cause operating margins to decline. In addition to money damages, in some jurisdictions plaintiffs can seek injunctive relief that may limit or prevent importing, marketing and selling products that have infringing technologies. In some countries, such as Germany, an injunction can be issued before the parties have fully litigated the validity of the underlying patents.

Software Code Protection. The development and protection of source code is critical to many businesses in the technology industry. If an unauthorized disclosure of a significant portion of a portfolio company’s source code occurs, such portfolio company could potentially lose future trade secret protection for such source code. The loss of trade secret protection could make it easier for others to compete with such portfolio company’s products by copying their functionality, which could adversely affect such portfolio company’s revenue and operating margins. Unauthorized disclosure of source code could also increase security risks (e.g., viruses, worms, and other malicious software programs that attack a portfolio company’s products and services). Costs for remediating the unauthorized disclosure of source code and other cyber-security breaches potentially include those related to increased protection, reputational damage, loss of market share, liability for stolen assets or information and repairs to damaged systems. Remediation costs could also include incentives offered to maintain a portfolio company’s business and/or customer relationships following a security breach.

National Security Investment Clearance. In some cases, investments by a Core Independent Manager involving the acquisition of or investment in a U.S. business (including a U.S. branch, assets, or subsidiary of a company domiciled outside of the United States) may be subject to review and approval by the Committee on Foreign Investment in the United States (“CFIUS”). In the event that CFIUS reviews one or more investments, there can be no assurances that a Core Independent Manager will be able to maintain or proceed with such investments on acceptable terms. Additionally, CFIUS has authority to seek to impose limitations on one or more such investments that may prevent a Core Independent Manager from maintaining or pursuing investment opportunities that the Core Independent Manager otherwise would have maintained or pursued, or syndicating interests to foreign persons, which could adversely affect the performance of the Core Independent Manager’s investment in such portfolio companies and thus the performance of the Fund. Legislation to reform CFIUS (the Foreign Investment Risk Review Modernization Act (“FIRRMA”)) was signed into law by the U.S. President on August 13, 2018, and regulations to implement FIRRMA became effective in February 2020. Among other things, FIRRMA expands the scope of CFIUS’s jurisdiction to cover more types of transactions and empowers CFIUS to scrutinize more closely investments in U.S. “sensitive personal data,” “critical infrastructure” and “critical technology” companies (e.g., companies that develop or produce certain encryption software), including investments involving foreign investors or co-investors that may be deemed “non-passive.” Moreover, certain transactions involving foreign persons and U.S. “critical technology” companies, as well as sovereign investments in “critical technology,” infrastructure or data businesses, can be subject to mandatory pre-closing notification requirements, and monetary penalties may attach to a party’s failure to file such a notification. Investments by non-U.S. investors in the Fund or in a Core Independent Manager may increase the risks of such restrictions, limitations, and notification obligations being imposed. In addition, CFIUS is actively pursuing transactions that were not notified to it and may ask questions regarding, or impose restrictions or mitigation on, transactions post-closing. Moreover, other countries continue to strengthen their own national security investment clearance regimes (including with respect to technology, infrastructure, and data-related transactions). As such, investments outside of the United States may also face delays, limitations or restrictions as a result of notifications made under and/or compliance with these legal regimes. Heightened scrutiny of foreign direct investment worldwide may make it more difficult for a Core Independent Manager to identify suitable buyers for investments upon exit and may constrain the universe of exit opportunities for an investment in a portfolio company.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund, as the above discussion does not address unknown risks that may be material to the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund will update this Prospectus to account for any material changes in the risks involved with an investment in the Fund.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

PURCHASES OF SHARES

Purchase Terms

The Fund offers two classes of Shares. The Fund will accept initial and additional purchases of Class A Shares or Class I Shares as of the first business day of each calendar month. The investor must submit a completed Investor Application form five business days before the applicable purchase date (although the Fund, in its sole discretion, may waive the five business days requirement from time to time). All purchases are subject to the receipt of immediately available funds prior to the applicable purchase date in the full amount of the purchase (to enable the Fund to invest the proceeds in Investment Funds as of the applicable purchase date). An investor who misses one or both of these deadlines will have the effectiveness of its investment in the Fund delayed until the following month.

Despite having to meet the earlier application and funding deadlines described above, the Fund does not issue the Shares purchased (and an investor does not become a Shareholder with respect to such Shares) until the applicable purchase date, i.e., the first business day of the relevant calendar month. Consequently, purchase proceeds do not represent capital of the Fund, and do not become assets of the Fund, until such date.

Any amounts received in advance of the initial or subsequent purchases of Shares are placed in a non-interest-bearing account with the Transfer Agent (as defined herein) prior to their investment in the Fund, in accordance with Rule 15c2-4 under the 1934 Act. The Fund reserves the right to reject any purchase of Shares in certain limited circumstances (including, without limitation, when it has reason to believe that a purchase of Shares would be unlawful). Unless otherwise required by applicable law, any amount received in advance of a purchase ultimately rejected by the Fund will be returned to the prospective investor.

Investors purchasing Class A Shares in the Fund may be charged a sales load of up to 3.50% of the investment amount. The Distributor and/or a Selling Agent may, at its discretion, waive all or a portion of the sales load for the purchase of Class A Shares of the Fund by or on behalf of: (i) the Adviser or its affiliates; (ii) purchasers for whom the Distributor, the Adviser or one of their affiliates acts in a fiduciary, advisory, custodial, or similar capacity; (iii) employees and retired employees (including spouses, children, and parents of employees and retired employees) of the Distributor, the Adviser and any affiliates of the Distributor or the Adviser; (iv) Trustees and retired Trustees of the Fund (including spouses, children and parents of Trustees and retired Trustees); (v) purchasers who use proceeds from an account for which the Distributor, the Adviser or one of their affiliates acts in a fiduciary, advisory, custodial, or similar capacity, to purchase Shares of the Fund; (vi) Selling Agents and their employees (and the immediate family members of such individuals); (vii) investment advisers or financial planners that have entered into an agreement with the Distributor that charge a fee for their services and that purchase Shares of the Fund for (1) their own accounts or (2) the accounts of eligible clients; (viii) clients of such investment advisers or financial planners described in (vii) above who place trades for the clients’ own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a Selling Agent; (ix) orders placed on behalf of other investment companies that the Distributor, the Adviser or an affiliated company distributes; (x) orders placed on behalf of purchasers who have previously invested in the Fund or other funds advised or distributed by the Adviser, Distributor and any affiliates of the Adviser or Distributor; or (xi) any other eligible client of Distributor, Adviser, a Selling Agent, or any affiliates of Distributor, Adviser or a Selling Agent, whose financial representative has negotiated a reduction or waiver of the sales load. To receive a sales charge or minimum investment waiver in conjunction with any of the above categories, an investor must, at the time of purchase, give the Distributor sufficient information to permit the Distributor to confirm that the investor qualifies for such a waiver. Notwithstanding any waiver, investors remain subject to eligibility requirements set forth in this Prospectus. The Fund will notify Class A Shareholders of any changes made by the Distributor or a Selling Agent in respect of the investors that are eligible for a waiver of the sales load.

Class I Shares are generally available for purchase in this offering only (1) through fee-based programs, also known as wrap accounts, that provide access to Class I Shares, (2) by endowments, foundations, pension funds and other institutional investors, (3) through participating broker-dealers that have alternative fee arrangements with their clients to provide access to Class I Shares, (4) by our executive officers and directors and their immediate family members, as well as officers and employees of the Adviser, iCapital or the Core Independent Managers or other affiliates and their immediate family members, and, if approved by our Board of Trustees, joint venture partners, consultants and other service providers or (5) other categories of investors that we name in an amendment or supplement to this prospectus. We may also offer Class I Shares to certain feeder vehicles primarily created to hold our Class I Shares, which in turn offer interests in themselves to investors; we expect to conduct such offerings pursuant to exceptions to registration under the Securities Act and not as a part of this offering. Such feeder vehicles may have additional costs and expenses, which would be disclosed in connection with the offering of their interests. We may also offer Class I shares to other investment vehicles.

No Upfront Sales Load or ongoing servicing fees are paid for sales of any Class I Shares.

The minimum initial investment in the Fund from each investor is $10,000, and the minimum additional investment in the Fund is $10,000. The minimum initial and additional investments may be reduced by the Fund with respect to employees, officers or Trustees of the Fund, the Adviser or their affiliates. In addition, the Adviser may at its discretion waive the initial and additional investment minimums for separately managed accounts, unified managed accounts, model portfolios or similarly suited “wrapped” products offered by a registered investment adviser (“RIA”) or broker dealer where the investment minimum for the “wrapped” investment is at least $100,000 and all underlying investors are Accredited Investors. The Fund may repurchase all of the Shares held by a Shareholder if the Shareholder’s account balance in the Fund, as a result of repurchase or transfer requests by the Shareholder, is less than $10,000.

Initial and any additional purchases of Shares of the Fund by any Shareholder must be made via wire transfer of funds.

Payment for each initial or subsequent additional purchases of Shares must be made in one installment.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. The Fund has implemented an anti-money laundering compliance program, which includes designation of an anti- money laundering compliance officer.

Eligible Investors

Each investor in the Fund will be required to certify to the Fund that the Shares are being acquired for the account of an “accredited investor” as defined in Rule 501(a) of Regulation D promulgated under the 1933 Act. Investors who are “accredited investors” are referred to in this Prospectus as “Eligible Investors.” Existing Shareholders who subscribe for additional Shares will be required to qualify as Eligible Investors at the time of each additional purchase. Qualifications that must be met in becoming a Shareholder are set out in the application form that must be completed by each prospective investor. The Distributor and/or any Selling Agent may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Selling Agent. The Distributor or any registered investment adviser (a “RIA”) who offers Class I Shares may impose additional eligibility requirements on investors who purchase Class I Shares from the Distributor through such RIA. See “Plan of Distribution.”

REPURCHASES AND TRANSFERS OF SHARES

No Right of Redemption

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require the Fund to repurchase any Shares. No public market for Shares exists, and none is expected to develop in the future. Consequently, Shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below.

Repurchases of Shares

The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. The Adviser will recommend to the Board of Trustees (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis in an amount not to exceed 5% of the Fund’s net asset value. Any repurchase of Shares from a Shareholder which were held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to 2% of the net asset value of any Shares repurchased by the Fund that were held for less than one year. If an Early Repurchase Fee is charged to a Shareholder, the amount of such fee will be retained by the Fund. An Early Repurchase Fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor.

There is no minimum number of Shares which must be repurchased in any repurchase offer. In determining whether the Fund should offer to repurchase Shares from Shareholders, the Board of Trustees will consider the recommendation of the Adviser. The Adviser expects that, generally, it will recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders quarterly, with such repurchases to be offered at the Fund’s net asset value per share as of the Valuation Date, which is generally expected to be March 31, June 30, September 30 and December 31, as applicable. Each repurchase offer will generally commence approximately 45 days prior to the Valuation Date. In determining whether to accept a recommendation to conduct a repurchase offer at any such time, the Board of Trustees will consider the following factors, among others:

●	whether any Shareholders have requested to tender Shares to the Fund;

●	the liquidity of the Fund’s assets (including fees and costs associated with redeeming or otherwise withdrawing from Investment Funds);

●	the investment plans and working capital and reserve requirements of the Fund;

●	the relative economies of scale of the tenders with respect to the size of the Fund;

●	the history of the Fund in repurchasing Shares;

●	the availability of information as to the value of the Fund’s interests in underlying Investment Funds;

●	the existing conditions of the securities markets and the economy generally, as well as political, national or international developments or current affairs;

●	any anticipated tax consequences to the Fund of any proposed repurchases of Shares; and

●	the recommendations of the Adviser.

The Fund will repurchase Shares from Shareholders pursuant to written tenders on terms and conditions that the Board of Trustees determines to be fair to the Fund and to all Shareholders. When the Board of Trustees determines that the Fund will repurchase Shares, notice will be provided to Shareholders describing the terms of the offer, containing information Shareholders should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Shareholders deciding whether to tender their Shares during the period that a repurchase offer is open may obtain the Fund’s net asset value per share by contacting the Adviser during the period. If a repurchase offer is oversubscribed by Shareholders who tender Shares, the Fund may repurchase a pro rata portion by value of the Shares tendered by each Shareholder, extend the repurchase offer, or take any other action with respect to the repurchase offer permitted by applicable law.

Repurchases of Shares from Shareholders by the Fund will be paid in cash no later than 65 days after the last day shares may be tendered except that full payment of a 5% annual audit hold back may be made not more than 2 business days after the completion of the annual audit. Repurchases will be effective after receipt and acceptance by the Fund of eligible written tenders of Shares from Shareholders by the applicable repurchase offer deadline. The Fund does not impose any charges in connection with repurchases of Shares.

Shares will be repurchased by the Fund after the Management Fee has been deducted from the Fund’s assets as of the end of the month in which the repurchase occurs — i.e., the accrued Management Fee for the month in which Fund shares are to be repurchased is deducted prior to effecting the relevant repurchase of Fund shares.

In light of liquidity constraints associated with the Fund’s investments in Investment Funds and the fact that the Fund may have to effect redemptions from Investment Funds in order to pay for Shares being repurchased, the Fund expects to employ the following repurchase procedures:

●	Each repurchase offer will generally commence approximately 45 days prior to the applicable repurchase date. A Shareholder choosing to tender Shares for repurchase must do so by the Notice Date, which generally will be seven days before the Valuation Date. Shares will be valued as of the Valuation Date, which is generally expected to be March 31, June 30, September 30 or December 31. Tenders will be revocable upon written notice to the Fund until generally four days before the Valuation Date.

If modification of the Fund’s repurchase procedures as described above is deemed necessary to comply with regulatory requirements, the Board of Trustees will adopt revised procedures reasonably designed to provide Shareholders substantially the same liquidity for Shares as would be available under the procedures described above. The Fund’s investments in Investments Funds are subject to lengthy lock-up periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to NAV and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner.

Upon its acceptance of tendered Shares for repurchase, the Fund will maintain daily on its books a segregated account consisting of (1) cash, (2) liquid securities or (3) interests in Investment Funds that the Fund has requested be redeemed (or any combination of them), in an amount equal to the aggregate estimated value of the tendered shares.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Adviser would otherwise have caused these holdings to be liquidated, potentially resulting in losses, and may increase the Fund’s investment related expenses as a result of higher portfolio turnover rates. The Adviser intends to take measures, subject to policies as may be established by the Board of Trustees, to attempt to avoid or minimize potential losses and expenses resulting from the repurchase of Shares.

A Shareholder tendering for repurchase only a portion of the Shareholder’s Shares will be required to maintain an account balance of at least $10,000 after giving effect to the repurchase. If a Shareholder tenders an amount that would cause the Shareholder’s account balance to fall below the required minimum, the Fund reserves the right to repurchase or redeem all of a Shareholder’s Shares at any time if the aggregate value of such Shareholder’s Shares is, at the time of such compulsory repurchase or redemption, less than the minimum initial investment applicable for the Fund. This right of the Fund to repurchase or redeem Shares compulsorily may be a factor which Shareholders may wish to consider when determining the extent of any tender for purchase by a Fund.

The Fund may also repurchase and/or redeem Shares of a Shareholder without consent or other action by the Shareholder or other person, in accordance with the terms of its Agreement and Declaration of Trust and the 1940 Act, including Rule 23c-2 under the 1940 Act, if the Fund determines that:

●	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Shareholder or with the consent of the Fund, as described below;

●	ownership of Shares by a Shareholder or other person is likely to cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of Shares by a Shareholder may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by a Shareholder or other person in connection with the acquisition of Shares was not true when made or has ceased to be true;

●	with respect to a Shareholder subject to Special Laws or Regulations, the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold any Shares; or

●	it would be in the best interests of the Fund for the Fund to repurchase the Shares.

In the event that the Adviser or any of its affiliates holds Shares in the capacity of a Shareholder, the Shares may be tendered for repurchase in connection with any repurchase offer made by the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly.

Repurchase Threshold

The Fund has agreed to provide Shareholders with a minimum repurchase threshold (the “Repurchase Threshold”) which shall be tested on a quarterly basis (commencing at close of the fiscal quarter ending on or about the third anniversary of the Fund’s launch of operations) and which shall be met if either of the following conditions is satisfied over the period encompassed by the most recent four fiscal quarters:

(1)	the Fund offers one quarterly repurchase of its Shares in which all Shares that were tendered by Shareholders are repurchased by the Fund; or

(2)	Shares have been repurchased by the Fund over the period such that, the aggregate of the quarterly ratio of the value of shares repurchased divided by the total value of outstanding Shares not subject to an Early Repurchase Fee is at least 12%.

The Repurchase Threshold does not guarantee that the Fund will offer to repurchase shares in any given quarter. When the Fund does make an offer to repurchase Shares, a Shareholder may not be able to liquidate all of their Shares either in response to that repurchase offer, or over the course of several repurchase offers. If a repurchase offer is oversubscribed by Shareholders, the Fund may repurchase only a pro rata portion by value of the Shares tendered by each Shareholder, extend the repurchase offer, or take any other action with respect to the repurchase offer permitted by applicable law.

If neither condition of the Repurchase Threshold has been satisfied over the most recent four fiscal quarters, or a repurchase offer period ends with more than 50% of the Fund’s outstanding Shares by value having been tendered in response to that repurchase offer, the Board of Trustees will call a special meeting of Shareholders at which Shareholders will be asked to vote on whether to liquidate the Fund. See “Voting” and “Additional Information about the Fund.” If Shareholders do not vote to liquidate the Fund, testing of the Repurchase Threshold will be suspended and will be resumed at the close of the fourth fiscal quarter end following such vote. If Shareholders do vote to liquidate the Fund, the Adviser will seek to liquidate the Fund’s assets over a three year period, after which the Adviser will waive all Management Fees otherwise payable by the Fund.

Transfers of Shares

Shares may be transferred only:

(1)	by operation of law as a result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Shareholder; or

(2)	under certain limited circumstances, with the written consent of the Fund, which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances.

The Fund generally will not consent to a transfer of Shares by a Shareholder unless the transfer is to a transferee who represents that it is an Eligible Investor and after a partial transfer, the value of the Shares held in the account of each of the transferee and transferor is at least $10,000. A Shareholder transferring Shares may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer. In connection with any request to transfer Shares, the Fund may require the Shareholder requesting the transfer to obtain, at the Shareholder’s expense, an opinion of counsel selected by the Fund as to such matters as the Fund may reasonably request.

In subscribing for Shares, a Shareholder agrees to indemnify and hold harmless the Fund, the Board of Trustees, the Adviser, each other Shareholder and any of their affiliates against all losses, claims, damages, liabilities, costs and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement), joint or several, to which those persons may become subject by reason of, or arising from, any transfer made by that Shareholder in violation of these provisions or any misrepresentation made by that Shareholder or a substituted Shareholder in connection with any such transfer.

VOTING

Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such Shareholder at a meeting of Shareholders called by the Board of Trustees. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Trustee and approval of the Investment Advisory Agreement, in each case to the extent that voting by shareholders is required by the 1940 Act.

Notwithstanding their ability to exercise their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Security Voting Rights [Text Block]

VOTING

Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such Shareholder at a meeting of Shareholders called by the Board of Trustees. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Trustee and approval of the Investment Advisory Agreement, in each case to the extent that voting by shareholders is required by the 1940 Act.

Notwithstanding their ability to exercise their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Security Preemptive and Other Rights [Text Block]

No Right of Redemption

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require the Fund to repurchase any Shares. No public market for Shares exists, and none is expected to develop in the future. Consequently, Shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below.

Security Obligations of Ownership [Text Block]

The Fund may also repurchase and/or redeem Shares of a Shareholder without consent or other action by the Shareholder or other person, in accordance with the terms of its Agreement and Declaration of Trust and the 1940 Act, including Rule 23c-2 under the 1940 Act, if the Fund determines that:

●	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Shareholder or with the consent of the Fund, as described below;

●	ownership of Shares by a Shareholder or other person is likely to cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of Shares by a Shareholder may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by a Shareholder or other person in connection with the acquisition of Shares was not true when made or has ceased to be true;

●	with respect to a Shareholder subject to Special Laws or Regulations, the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold any Shares; or

●	it would be in the best interests of the Fund for the Fund to repurchase the Shares.

Other Securities [Table Text Block]

OUTSTANDING SECURITIES

The following table sets forth information about the Fund’s outstanding Shares as of May 31, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	None	20,212,073.863
Class I Shares of Beneficial Interest	Unlimited	None	17,303,583.679

General Economic And Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Adviser’s selection of Investment Interests, the allocation of offering proceeds thereto and the performance of the Investment Interests. The Investment Interests’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, epidemics, pandemics, governmental responses to epidemics and pandemics, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund or the Investment Interests.

Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Availability Of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, an Investment Interest may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

Leverage Utilized By Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Utilized by the Fund. The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Investment Interests up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Investment Interests in advance of the Fund’s receipt of redemption proceeds from another Investment Fund). The Fund has entered into the Credit Agreement for such purposes. See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached with respect to certain indebtedness.

Private Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although, following the transition period, the Fund intends to invest approximately 90% of its total assets in Direct Access Investments through or alongside Investment Funds sponsored or managed by the Core Independent Managers. The investments held by private equity funds and Direct Access Investments involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for Investment Funds continues to evolve, and changes in the regulation of Investment Funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of Investment Funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Special Situations And Distressed Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situations and Distressed Investments. The Investment Funds may invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that an Investment Fund will correctly evaluate the value of the assets securing the Investment Fund’s debt investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which an Investment Fund invests, the Investment Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Investment Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Venture Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital. An Investment Fund may invest, and the Fund may co-invest, in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investments. The Fund may be exposed to real estate risk through its allocation to real estate Investment Funds. Real estate Investment Funds are subject to risks associated with the ownership of real estate, including (i) changes in the general economic climate (such as changes in interest rates), (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space), (iii) the quality and philosophy of management, (iv) competition (such as competition based on rental rates), (v) specific features of properties (such as location), (vi) financial condition of tenants, buyers and sellers of properties, (vii) quality of maintenance, insurance and management services, (viii) changes in operating costs, (ix) government regulations (including those governing usage, improvements, zoning and taxes), (x) the availability of financing and (xi) potential liability under environmental and other laws (such as successor liability if investing in existing entities). Certain of these developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect real estate markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for real estate Investment Funds and other real estate-related investments. Some real estate Investment Funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate Investment Funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets. Some Investment Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Sanctions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sanctions. Certain portfolio companies may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the U.S., the U.K., the E.U., and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian Oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’s economy or military efforts. The ongoing conflict and the evolving measures in response could have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s portfolio companies. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to the Fund and its portfolio companies and operations, and the ability of the Fund to achieve its investment objectives. Similar risks will exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact portfolio companies, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which the portfolio companies rely.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration. An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Utilities And Energy Sectors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. An Investment Fund may invest, and the Fund may co-invest, in portfolio companies in the utilities sector, thereby exposing the Investment Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.

Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Sector. Some Investment Funds may concentrate in the infrastructure sector. Infrastructure companies may be susceptible to reduced investment in public and private infrastructure projects, and a slowdown in new infrastructure projects in developing or developed markets may constrain the abilities of infrastructure companies to grow in global markets. Other developments, such as significant changes in population levels or changes in the urbanization and industrialization of developing countries, may reduce demand for products or services provided by infrastructure companies.

Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments. An Investment Fund may invest, and the Fund may co-invest, in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. Investment Funds may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s or Investment Fund’s investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value. The Adviser will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. The Investment Funds may be subject to inflation risk, which is the risk that the real value (i.e., nominal price of the asset adjusted for inflation) of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the real value of the Fund’s assets can decline). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would generally adversely affect the real value of Shareholders’ investment in the Fund. This risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Force Majeure Risk. Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Interests or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Nature Of Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies. The Investment Interests will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Co Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investments. The Fund makes direct investments in the equity and/or debt securities of private companies, including through or alongside private equity funds and other private equity firms. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the Investment Managers, including to the extent they serve as the lead investor in the transaction. There can be no assurance that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. The market for co-investment opportunities is competitive and may be limited, and the co-investment opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence is conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund generally relies on the Investment Managers offering such co-investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the co-investment.

Non-U.S. Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Risk. Certain of the Investment Funds may invest, and the Fund may co-invest, in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Investment Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Valuation Of Funds Investment Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Investment Interests. The valuation of the Fund’s Investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Funds on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. A large percentage of the securities in which the Investment Funds invest will not have a readily ascertainable market price and will be fair valued by the Investment Fund. In this regard, an Investment Fund may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from the Investment Funds regarding their valuations, the Fund’s ability to accurately calculation its net asset value may impaired. As a result, an Investment Fund’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

An Investment Fund’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Valuations Subject To Adjustment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment. The Adviser determines its month-end net asset value based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Adviser will fair value the holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Adviser will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Illiquidity Of Investment Fund Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Investment Fund Interests. There is no regular market for interest in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interests in an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Indemnification Of Investment Funds, Investment Managers And Others Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Investment Funds, Investment Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination Of Funds Interest In Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets.

General Risks Of Secondary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s legacy secondary investments will depend in large part on the acquisition price paid, which may have been negotiated based on incomplete or imperfect information. Certain secondary investments may have been purchased as a portfolio, and in such cases the Fund may not have been able to carve out from such purchases those investments that the Adviser considered (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquired an Investment Fund interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may have been greater than those relating to primary investments.

Where the Fund acquired an Investment Fund interest as a secondary investment, the Fund may have acquired contingent liabilities associated with such interest. Specifically, where the seller received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Other Registered Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Registered Investment Companies. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company, except as otherwise permitted by applicable regulations. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Investments In Non Voting Stock Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Stock; Inability to Vote. The Fund intends to hold its interests in the Investment Funds in nonvoting form or limit its voting rights to a certain percentage. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Investment Fund securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its Shareholders.

Limited Operating History Of Fund Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Fund Investments. Many of the Investment Funds may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment mandates of such Investment Funds will be limited.

Concentration In K K R Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration in KKR Funds. The Fund continues to transition its portfolio such that upon conclusion of this transition period, the Fund intends to (i) allocate approximately one-third of the value of its Investment Interests to each Core Independent Manager and (ii) invest approximately 10% of its total assets in more liquid securities for cash management purposes. During this transition period, the Fund expects to continue to invest a substantial portion of its assets in Investment Interests managed or sponsored by KKR and its affiliates, and therefore during the transition may be less diversified, and more subject to concentration and reputational risk, than other funds of private equity funds.

Concentration Of Investments In Software Industries Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of Investments in Software Industries. Certain Investments Funds may be concentrated in the software sector. Concentration in a single industry may involve risks greater than those generally associated with diversified investment funds, including significant fluctuations in returns. Software companies serve virtually every vertical market. The vertical market focus of such companies is a core reason for their stability and longevity, as these businesses offer their customers unique, industry specific capabilities typically not available from general purpose software vendors or new technology startups. The software industry is, however, challenged by various factors, including rapidly changing market conditions and/or participants, new competing products, changing consumer preferences, short product life cycles, services and/or improvements in existing products. The software sector as a whole is highly cyclical. The Core Independent Managers’ portfolio companies will compete in this potentially volatile environment. In addition, certain countries in which Core Independent Managers may invest may have less-developed laws regarding the protection of intellectual property rights. There is no assurance that products or services sold by the portfolio companies will not be rendered obsolete or adversely affected by competing products and services or that the portfolio companies will not be adversely affected by other challenges. Moreover, competition can result in significant downward pressure on pricing. Instability, fluctuation or an overall decline within the software industry will likely not be balanced by investments in other industries not so affected. In the event that the software sector as a whole declines, returns to investors may decrease.

Investing In Emerging Growth Software Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in Emerging Growth Software Companies. While certain of the Investment Funds are expected to invest in upper middle-market and “large cap” companies, the Investment Funds reserve the right to invest in emerging growth software companies. These companies are often characterized by short operating histories, new technologies and products, evolving markets, intense competition and management teams that may have limited experience working together. The products of emerging growth software companies, and of other companies in which the Core Independent Managers may invest, may be unproven at commercial scale. A portfolio company’s ability to succeed will be dependent not only upon its ability to develop the right products for the right market, but to constantly evolve its business to be sure that its products keep pace with changing technologies and markets. Such a portfolio company will need to implement appropriate sales and marketing, inventory, finance, personnel and other operational strategies in order to become and remain successful. In addition, emerging growth companies may be more susceptible to macroeconomic effects and industry downturns, including those resulting from pandemics, acts of terrorism and war.

Competition In Technology Sector New Technologies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition in the Technology Sector; New Technologies. Many of the areas in which certain Investment Funds and their portfolio companies are expected to participate evolve rapidly with changing and disruptive technologies, shifting user needs, and frequent introductions of new products and services. Competitors of the portfolio companies will range in size from diversified global companies with significant research and development resources to small, specialized firms whose narrower product lines may enable them to be more effective in deploying technical, marketing and/or financial resources. Barriers to entry in the technology industry are low, and technology products can be distributed broadly and quickly at relatively low cost. In addition, the emerging nature and rapid evolution of technology products and services generally require portfolio companies in the technology industry to continually improve the performance, features and reliability of their products and/or services, particularly in response to competitive offerings. There can be no assurance that portfolio companies will be successful in building or acquiring new equipment and other assets, upgrading existing equipment or achieving widespread acceptance of their products and/or services before competitors offer products and services with similar or improved performance, features and reliability. The widespread introduction and/or adoption of new technologies or standards could require substantial expenditures by such portfolio companies to modify or adapt their products or services. To the extent that certain sectors experience rapid and significant technological advancements and introductions of new products and services using new technologies, as a result of technological advancements or new products or services from competitors, portfolio companies may be placed at a competitive disadvantage, and competitive pressure may result in significant downward pressure on pricing and force portfolio companies to implement new technologies at a substantial cost. Such expenditures may negatively affect the profitability of such portfolio companies and, in turn, the Fund’s operating results and performance.

Smaller Capitalization Issuers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Smaller Capitalization Issuers. Investment Funds may invest in smaller capitalization companies, including micro cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

High Yield Securities And Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities and Distressed Securities. Investment Funds may invest in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities or “junk bonds”) and may invest in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by an Investment Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. An Investment Fund’s investments in non-investment grade securities expose it to a substantial degree of credit risk. Non- investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non- investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Certain of the companies in whose securities the Investment Funds may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Investment Fund experiencing greater risks than it would if investing in higher rated instruments.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund has qualified and elected, and intends to qualify in the future, to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements. Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Reverse repurchase transactions are a form of leverage that may also increase the volatility of an Investment Fund’s investment portfolio. The default of a party to a reverse repurchase agreement may increase the liquidity risks of investing in the Fund. Volatility in the markets may result in declining values of the underlying securities to the reverse repurchase agreements. Reverse repurchase agreements are also susceptible to operational risks, such as possible failures in documentation or settlement. Failures in documentation or insufficient authority of the parties to a reverse repurchase agreement may pose risks to the legal enforceability of the agreement.

Other Instruments And Future Developments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Instruments and Future Developments. An Investment Fund may take advantage of opportunities in the area of swaps, options on various underlying instruments, and certain other customized “synthetic” or derivative instruments, which will be subject to varying degrees of risk. In addition, an Investment Fund may take advantage of opportunities with respect to certain other “synthetic” or derivative instruments which are not presently contemplated, or which are not presently available, but which may be developed and which may be subject to significant degrees of risk.

Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution. The Fund may accept additional subscriptions for Shares as determined by the Board of Trustees, in its sole discretion.

Additional purchases will dilute the indirect interests of existing Shareholders in the Fund’s investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent investments underperform the prior investments.

Substantial Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Fees and Expenses. A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Investment Funds. By investing in the Investment Funds through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A Shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to an Investment Manager and fees and expenses borne by the Fund as an investor in the Investment Funds). Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Incentive Allocation Arrangements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, and in certain cases subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse To Funds Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion Of Shareholder Based On Certain Detrimental Effects Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust and the 1940 Act, including Rule 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:

●	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder or with the consent of the Fund

●	ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

●	the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

●	the Fund or the Board of Trustees determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Limitations On Transfer Shares Not Listed No Market For Class A Shares Or Class I Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transfer; Shares Not Listed; No Market for Class A Shares or Class I Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Agreement and Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Class A Shares or Class I Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Shares and Class I Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Closed End Fund Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.

Repurchase Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be seven days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date generally will be four days prior to the Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Investments Funds are subject to lengthy lock-up periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to NAV and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

Distributions In Kind [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, There can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Substantial Repurchases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratios.

Special Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to Shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders. In addition, all distributions (including distributions of net capital gain) to Shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations Distributions To Shareholders And Potential Fund Level Tax Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to Shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to Shareholders. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “Tax Aspects” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the Shareholders’ investment in the Fund. See “Tax Aspects.”

Change In Tax Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Change in Tax Laws. Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or an Investment Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.

The impact of new legislation on Shareholders, the Fund, the Investment Funds and the entities through which the Investment Funds invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of the new legislation on an investment in the Fund.

Unitholders should also consider the possibility of changes to tax laws and regulations which may adversely affect the Fund and/or the Fund’s non-U.S. investments, including as a result of the OECD’s Action Plan on Base Erosion and Profit Shifting.

Regulatory Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Change. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

The rules under the Commodity Exchange Act (“CEA”) require that the Adviser either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the Commodity Futures Trading Commission as a “commodity pool operator” (“CPO”) with respect to the Fund or be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements. The Adviser has elected to claim an exclusion from the definition of CPO with respect to the Fund. If the Adviser and the Fund become subject to CFTC regulation, as well as related National Futures Association rules, the Fund may incur additional compliance and other expenses.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber security risk. As the use of technology has become more prevalent in the course of business, the Fund, like all companies, have become more susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Adviser, the Investment Managers, any subadvisor and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.

While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cybersecurity breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

Laws And Regulations Governing Internet Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Laws and Regulations Governing the Internet. The future success of many, if not all, portfolio companies, will depend upon the continued use of the Internet as a primary medium for commerce, communication and business services. Changes in laws and regulations, including recent developments in case law (including for example, the Supreme Court of the United States decision in South Dakota v. Wayfair, Inc., 138 S.Ct. 2080 (2018)) related to the Internet or changes in the infrastructure of the Internet itself may diminish the demand for portfolio companies’ products, including software solutions. U.S. federal, U.S. state or foreign government bodies or agencies have in the past adopted, and may in the future adopt, laws and regulations affecting the use of the Internet as a commercial medium. Portfolio companies may be required to modify their products in compliance with or in response to such changes in laws and regulations. Also, domestic and foreign government bodies and agencies and private organizations may begin to impose taxes, fees or other charges for accessing the Internet or for the commerce conducted via the Internet. Such charges and regimes could limit the growth of Internet-related commerce or communications generally, reduce demand for Internet-based products and business services.

Governmental Export And Import Controls Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Governmental Export and Import Controls. Companies may be subject to U.S. and other jurisdictions’ export controls for software and for incorporating encryption technology into any customer service platforms enabled through mobile applications. Such products incorporating encryption technology may only be exported with the required export authorizations, including by license, a license exception or other appropriate government authorizations. Also, various countries regulate the import of certain encryption technology, including through import permitting and licensing requirements, and have enacted laws that could limit the ability of companies to offer or distribute their products. Further, U.S. and other jurisdictions’ export control laws and economic sanctions prohibit the shipment of certain products and services to countries, governments and persons targeted by economic sanctions. Such governmental export and import controls could negatively impact the Fund by impairing the abilities of portfolio companies to compete in international markets or subject them to liability for violations, including possible civil and criminal penalties and repercussions.

Proprietary Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Proprietary Rights. Many target portfolio companies rely on a combination of patent, copyright, trademark and trade secret protection and non-disclosure agreements to establish and protect proprietary rights. There can be no assurance that a Core Independent Manager or a portfolio company will be able to protect these rights or will have the financial resources to do so, or that competitors will not develop technologies substantially equivalent or superior to a company’s technologies. While piracy adversely affects portfolio company revenue, the impact on revenue from outside the U.S. is significant, particularly in countries where laws are less protective of intellectual property rights. The absence of harmonized patent laws makes it more difficult to ensure consistent respect for patent rights. Reductions in the legal protection for software intellectual property rights could adversely affect portfolio companies.

Third Party Infringement Claims Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Third-Party Infringement Claims. The Core Independent Managers (or an affiliate thereof) or a portfolio company may, from time to time, receive notices from others claiming a Core Independent Manager (or an affiliate thereof) or such portfolio company has infringed their intellectual property rights. The number of these claims may grow because of constant technological change in the software industry, increased user-generated content, the extensive patent coverage of existing technologies, and the rapid rate of issuance of new patents. Additionally, portfolio companies may use “open source” software in their products, or may use such software in the future. Such open source software is generally licensed by its authors or other third parties under open source licenses. Licensing authors or third parties may allege that a portfolio company has not complied with the conditions of one or more of these licenses. To resolve these and other intellectual property infringement claims, a Core Independent Manager and/or portfolio companies may enter into royalty and licensing agreements on terms that are less favorable than currently available, stop selling or redesign affected products, or pay damages to satisfy indemnification commitments with customers. These outcomes may cause operating margins to decline. In addition to money damages, in some jurisdictions plaintiffs can seek injunctive relief that may limit or prevent importing, marketing and selling products that have infringing technologies. In some countries, such as Germany, an injunction can be issued before the parties have fully litigated the validity of the underlying patents.

Software Code Protection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Software Code Protection. The development and protection of source code is critical to many businesses in the technology industry. If an unauthorized disclosure of a significant portion of a portfolio company’s source code occurs, such portfolio company could potentially lose future trade secret protection for such source code. The loss of trade secret protection could make it easier for others to compete with such portfolio company’s products by copying their functionality, which could adversely affect such portfolio company’s revenue and operating margins. Unauthorized disclosure of source code could also increase security risks (e.g., viruses, worms, and other malicious software programs that attack a portfolio company’s products and services). Costs for remediating the unauthorized disclosure of source code and other cyber-security breaches potentially include those related to increased protection, reputational damage, loss of market share, liability for stolen assets or information and repairs to damaged systems. Remediation costs could also include incentives offered to maintain a portfolio company’s business and/or customer relationships following a security breach.

National Security Investment Clearance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

National Security Investment Clearance. In some cases, investments by a Core Independent Manager involving the acquisition of or investment in a U.S. business (including a U.S. branch, assets, or subsidiary of a company domiciled outside of the United States) may be subject to review and approval by the Committee on Foreign Investment in the United States (“CFIUS”). In the event that CFIUS reviews one or more investments, there can be no assurances that a Core Independent Manager will be able to maintain or proceed with such investments on acceptable terms. Additionally, CFIUS has authority to seek to impose limitations on one or more such investments that may prevent a Core Independent Manager from maintaining or pursuing investment opportunities that the Core Independent Manager otherwise would have maintained or pursued, or syndicating interests to foreign persons, which could adversely affect the performance of the Core Independent Manager’s investment in such portfolio companies and thus the performance of the Fund. Legislation to reform CFIUS (the Foreign Investment Risk Review Modernization Act (“FIRRMA”)) was signed into law by the U.S. President on August 13, 2018, and regulations to implement FIRRMA became effective in February 2020. Among other things, FIRRMA expands the scope of CFIUS’s jurisdiction to cover more types of transactions and empowers CFIUS to scrutinize more closely investments in U.S. “sensitive personal data,” “critical infrastructure” and “critical technology” companies (e.g., companies that develop or produce certain encryption software), including investments involving foreign investors or co-investors that may be deemed “non-passive.” Moreover, certain transactions involving foreign persons and U.S. “critical technology” companies, as well as sovereign investments in “critical technology,” infrastructure or data businesses, can be subject to mandatory pre-closing notification requirements, and monetary penalties may attach to a party’s failure to file such a notification. Investments by non-U.S. investors in the Fund or in a Core Independent Manager may increase the risks of such restrictions, limitations, and notification obligations being imposed. In addition, CFIUS is actively pursuing transactions that were not notified to it and may ask questions regarding, or impose restrictions or mitigation on, transactions post-closing. Moreover, other countries continue to strengthen their own national security investment clearance regimes (including with respect to technology, infrastructure, and data-related transactions). As such, investments outside of the United States may also face delays, limitations or restrictions as a result of notifications made under and/or compliance with these legal regimes. Heightened scrutiny of foreign direct investment worldwide may make it more difficult for a Core Independent Manager to identify suitable buyers for investments upon exit and may constrain the universe of exit opportunities for an investment in a portfolio company.

Limits Of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund, as the above discussion does not address unknown risks that may be material to the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund will update this Prospectus to account for any material changes in the risks involved with an investment in the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		60 East 42nd Street
Entity Address, Address Line Two		26th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10165
Contact Personnel Name		Nick Veronis
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]		0.90%
Interest Expenses on Borrowings [Percent]	[3]	0.09%
Distribution/Servicing Fees [Percent]		0.60%
Acquired Fund Fees and Expenses [Percent]	[4]	0.91%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.48%
Net Expense over Assets [Percent]		2.98%
Expense Example, Year 01		$ 64
Expense Example, Years 1 to 3		124
Expense Example, Years 1 to 5		186
Expense Example, Years 1 to 10		$ 353
General Description of Registrant [Abstract]
Annual Dividend Payment				$ (0.41)	[6]	$ (0.23)	[6]	$ (1.93)	[6]	$ (1.09)	[6]	$ (0.58)	[6]	$ (0.53)	[7]	$ (0.83)	[7]	$ (0.58)	[7]	$ (0.57)	[7]
NAV Per Share				17.62	[6]	16.58	[6]	14.89	[6]	17.87	[6]	16.49	[6]	12.59	[6],[7]	13.86	[7]	13.72	[7]	13.43	[7]	$ 12.61	[7]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class A Shares
Outstanding Security, Title [Text Block]		Class A Shares of Beneficial Interest
Outstanding Security, Not Held [Shares]		20,212,073.863
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]		0.90%
Interest Expenses on Borrowings [Percent]	[3]	0.09%
Distribution/Servicing Fees [Percent]		0.00%
Acquired Fund Fees and Expenses [Percent]	[4]	0.91%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.48%
Net Expense over Assets [Percent]		2.38%
Expense Example, Year 01		$ 24
Expense Example, Years 1 to 3		74
Expense Example, Years 1 to 5		127
Expense Example, Years 1 to 10		$ 272
General Description of Registrant [Abstract]
Annual Dividend Payment				(0.89)	[8]	(0.49)	[8]	(4.46)	[8]	(2.37)	[8]	(1.26)	[8]	(1.13)	[9]	(1.77)	[9]	(1.23)	[9]	(1.2)	[9]	0	[9]
NAV Per Share				$ 38.71	[8]	$ 36.2	[8]	$ 32.31	[8]	$ 38.85	[8]	$ 35.64	[8]	$ 27.05	[8],[9]	$ 29.62	[9]	$ 29.15	[9]	$ 28.36	[9]	$ 26.57	[9]	$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I Shares
Outstanding Security, Title [Text Block]		Class I Shares of Beneficial Interest
Outstanding Security, Not Held [Shares]		17,303,583.679

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor and/or a Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”
[2]	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases and Transfer of Shares.”
[3]	These expenses represent interest payments the Fund incurred in connection with its credit facility during the prior fiscal year. See “Investment Program — Leverage.”
[4]	Represents estimated management fees and operating expenses of the Investment Interests in which the Fund has invested. The primary investments and secondary investments in which the Fund has invested generally charge annual management fees of 1.50% to 2.00% during the investment period (followed by a % on net invested capital subsequent to the investment period) and carried interest of 20-30% of net profits. Direct Access Investments in which the Fund has invested generally charge annual management fees (based on capital account balances) and carried interest that are at or below the comparable percentage levels associated with most primary investments and secondary investments. In a given period, the management fees charged by the Investment Interests may be reduced in part by amounts received by the Investment Interests’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. The 0.91% shown as “Acquired Fund Fees and Expenses” reflects management fees (after reductions) and operating expenses (e.g., administrative , professional, and other) of the Investment Interests, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Interests The most recent audited financial statements of the Investment Interests held by the Fund as of March 31, 2025 were the basis for the “Acquired Fund Fees and Expenses.”
[5]	Other Expenses are estimated for the Fund’s current fiscal year and include the expenses associated with the DRIP.
[6]	Class A commenced operation on June 1, 2016.
[7]	Class A commenced operation on June 1, 2016 with the reorganization of the master/feeder structure.
[8]	The Fund commenced operations on July 31, 2015.
[9]	The Fund commenced operations on July 31, 2015, existing shares were reclassified to Class I Shares on June 1, 2016. See note 1 in the notes to consolidated financial statements.